Segmented Information - Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Net income	$ 641	$ 1,553
Add (deduct):
Interest expense, net	81	78
Other expense, net	703	38
Income taxes	237	395
Adjusted EBIT	$ 1,662	$ 2,064